Investment Objectives and Goals - SIT EMERGING MARKETS DEBT FUND	Dec. 16, 2024
Class F Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Debt Fund
Class Y Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Debt Fund